SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Future Amortization Expense of Patents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Patents, net of accumulated amortization of $135,050 and $467,102, respectively	$ 86,595	$ 439,836
Patents
Finite Lived Intangible Assets [Line Items]
Patents, net of accumulated amortization of $135,050 and $467,102, respectively	86,595	$ 439,836
Awarded Patents | Patents
Finite Lived Intangible Assets [Line Items]
2022	19,169
2023	19,168
2024	6,493
2025	185
Patents, net of accumulated amortization of $135,050 and $467,102, respectively	$ 45,015